Note 3 - Inventories	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	2021	2022
Lubricants	1,851,508	2,306,177
Victualing	105,527	-
Bunkers	317,419	-
Total	2,274,454	2,306,177